Restatement of Financials for the Year 2008-09:	12 Months Ended
Mar. 31, 2012
Restatement of Financials for the Year 2008-09: [Abstract]
RESTATEMENT OF FINANCIALS FOR THE YEAR 2008-09:
3.	RESTATEMENT OF FINANCIALS FOR THE YEAR 2008-09:

In the fiscal year 2009-10, since prior period transactions have occurred (as detailed below), the Company has restated the financial statements for the fiscal year 2008-09 so as their inclusion might not impair the significance of net income to such an extent that misleading inferences might be drawn from the amount so designated.

MTNL had provided for Rs.213.20 million during the year 2008-09 on account of 3G and BWA spectrum as license fee on the base reserve price subject to finalization of auction process by DoT and therefore the accounting policy in this regard was not made on that date. On finalization of the auction process by DoT, during the current year i.e 2010-11, in accordance with DoT guidelines dated August 1, 2008 on 3G spectrum and BWA spectrum and on finalization of the price on spectrum via DoT letter No P-11014/13/2008-PP, dated May 21, 2010, for 3G and DoT letter No P-11014/13/2008-PP, dated June 12, 2010, on BWA spectrum, the liability for Rs.1,109,79.7 million has been accounted for by creating intangible assets as one time charges payable to DoT for 3G and BWA spectrum. This is to be amortized for the period of 20 years and 15 years for 3G and BWA spectrum respectively on straight line basis. Accordingly the amortized amount for the period from August 8, 2008, the date of allotment of spectrum, to March 31, 2009 is Rs.4,082.30 million.

Change in method of calculation of ISP license fee implemented for the fiscal year 2009-10 via MTNL CO letter No. MTNL/RA/AGR/2009/Pt dated March 29, 2010 is also extended for the previous year also.  The same is approved in the ECM held on June 12, 2010, and accordingly the license fees were reduced by Rs.70.42 million in the fiscal year 2008-09.